Leases - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases [Line Items]
Lease liabilities	kr 9,303	kr 9,300
Current lease liabilities	2,224	2,196
Lease cost	3,375	3,704
Depreciation	2,277	2,387
Impairment losses	0	47
Lease expense relating to low-value assets	434	516
Interest expense	426	490
Variable lease payments	238	264
Future cash outflows from leases not yet commenced	157	104
Sublease receivables for operating leases	70	75
Sublease receivables for financial leases	64	56
Sublease interest income from financial leases	kr 9	kr 11
Bottom of range [Member] | Lessor [member]
Disclosure Of Leases [Line Items]
Leasing contract period	1 year
Top of range [Member] | Lessor [member]
Disclosure Of Leases [Line Items]
Leasing contract period	11 years